CONSOLIDATED FINANCIAL STATEMENTS - Acquisition of joint venture, associate company and subsidiaries Rio do Sangue Energia S.A. and Comercial Gerdau (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Apr. 11, 2025	Dec. 31, 2025	Mar. 21, 2025
Business Combinations
Gain from a bargain purchase		R$ 41,306
Rio do Sangue Energia S.A.
Business Combinations
Current assets			R$ 1,205
Property, plant and equipament, net			32,112
Other intangibles			212,158
Other non-current assets			400
Current liabilities			(1,244)
Non-current liabilities			(83)
Assets (Liabilities), net			244,548
Purchase price			244,548
Rio do Sangue Energia S.A. | Book Value
Business Combinations
Current assets			1,205
Property, plant and equipament, net			32,112
Other intangibles			1,949
Other non-current assets			400
Current liabilities			(1,244)
Non-current liabilities			(83)
Assets (Liabilities), net			34,339
Rio do Sangue Energia S.A. | Acquisition's adjustments
Business Combinations
Other intangibles			210,209
Assets (Liabilities), net			R$ 210,209
Comercial Gerdau Aos Planos Ltda
Business Combinations
Purchase price	R$ 42,900
Percentage of equity interest acquired (as a percent)	100.00%
Gain from a bargain purchase	R$ 3,600